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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hambrecht & Quist Capital Management LLC
                 ----------------------------------------
   Address:      30 Rowes Wharf, 4th Floor
                 ----------------------------------------
                 Boston, MA 02110 - 3328
                 ----------------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kim Carroll
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   617-772-8500
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Kim Carroll                    Boston, MA          8/12/04
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:          92
                                        --------------------

Form 13F Information Table Value Total:       464,716
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-                            NONE
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

                                       10
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as of 6/30/04
Name of Reporting Manager: HAMBRECHT & QUIST CAPITAL MANAGEMENT LLC

                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2        COLUMN 3  COLUMN 4         COLUMN 5           COLUMN 6        COLUMN 7     COLUMN 8
---------------------- -------------------- ---------- -------- ------- -------- ---- -------------------- -------- ----------------
                                                                                          INVESTMENT
                                                                                          DISCRETION
                                                                                             (B)
                                                                                           SHARED-
                                                                                             AS                     VOTING AUTHORITY
                                                                SHARES                     DEFINED   (C)                (SHARES)
    NAME OF ISSUER        TITLE OF CLASS      CUSIP     VALUE     OR      SH/    PUT/ (A)    IN    SHARED-  OTHER    (A)  (B)   (C)
                                                       (x$1000) PRN AMT   PRN    CALL SOLE INST. V  OTHER  MANAGERS SOLE SHARED NONE
---------------------- -------------------- ---------- -------- ------- -------- ---- -------------------- -------- ---- ------ ----
ACADIA Pharmaceuticals        Common           4225108 $    620     100   SH          Sole                    NA    Sole
ACADIA Pharmaceuticals      Restricted                    2,835     610   SH          Sole                    NA    Sole
Adolor                        Common         00724X102    6,570     518   SH          Sole                    NA    Sole
Agensys                 Series C Cvt. Pfd.                5,000   1,587   SH          Sole                    NA    Sole
Agilix                  Series B Cvt. Pfd.                  952   3,968   SH          Sole                    NA    Sole
Amgen                         Common          31162100   10,696     196   SH          Sole                    NA    Sole
Avalon Pharmaceuticals  Series B Cvt. Pfd.                3,331   1,417   SH          Sole                    NA    Sole
Biofield                      Common         090591108       73   1,456   SH          Sole                    NA    Sole
CardioNet               Series C Cvt. Pfd.               9,200   2,629    SH          Sole                    NA    Sole
Celgene                       Common         151020104   19,743     345   SH          Sole                    NA    Sole
Ceres                   Series C Cvt. Pfd.                3,750     625   SH          Sole                    NA    Sole
Ceres                  Series C-1 Cvt. Pfd.                 274      46   SH          Sole                    NA    Sole
Ceres                   Series D Cvt. Pfd.                2,713     452   SH          Sole                    NA    Sole
Charles River Labs            Common         159864107    6,944     142   SH          Sole                    NA    Sole
Concentric Medical      Series B Cvt. Pfd.                5,176   8,088   SH          Sole                    NA    Sole
Concentric Medical      Series C Cvt. Pfd.                1,860   2,907   SH          Sole                    NA    Sole
Conor Medsystems        Series D Cvt. Pfd.                4,000   3,333   SH          Sole                    NA    Sole
Corixa                        Common         21887F100    3,347     717   SH          Sole                    NA    Sole
Corus Pharmaceutical    Series C Cvt. Pfd.                5,000   4,310   SH          Sole                    NA    Sole
CTI Molecular Imaging         Common         22943D105    8,638     609   SH          Sole                    NA    Sole
Cubist Pharmaceuticals        Common         229678107   15,649   1,410   SH          Sole                    NA    Sole
CV Therapeutics               Common         126667104    9,156     546   SH          Sole                    NA    Sole
Cytologix                    Cvt. Note                      281     281   PRN         Sole                    NA    Sole
Cytologix               Series A Cvt. Pfd.                  666     807   SH          Sole                    NA    Sole
Cytologix               Series B Cvt. Pfd.                  312     379   SH          Sole                    NA    Sole
DakoCytomation              Restricted                      453      44   SH          Sole                    NA    Sole
deCODE Genetics               Common          24386104    8,968   1,055   SH          Sole                    NA    Sole
DepoMed                       Common         249908104    6,875   1,389   SH          Sole                    NA    Sole
Durect                        Common         266605104    5,341   1,530   SH          Sole                    NA    Sole
Dyax                          Common         26746E103    8,158     694   SH          Sole                    NA    Sole
Encysive
 Pharmaceuticals              Common         29256X107    4,365     514   SH          Sole                    NA    Sole
Enzon Pharmaceuticals         Common         293904108    6,559     514   SH          Sole                    NA    Sole
EPR                     Series A Cvt. Pfd.                    4     400   SH          Sole                    NA    Sole
Exelixis                      Common         30161Q104   12,330   1,222   SH          Sole                    NA    Sole
Galileo
 Pharmaceuticals        Series F Cvt. Pfd.                  816     233   SH          Sole                    NA    Sole
Genzyme                       Common         372917104   14,578     308   SH          Sole                    NA    Sole
Gilead Sciences               Common         375558103   12,194     182   SH          Sole                    NA    Sole
IDEXX Laboratories            Common         45168D104    8,541     136   SH          Sole                    NA    Sole
Idun Pharmaceuticals   Series A-1 Cvt. Pfd.               4,143   2,021   SH          Sole                    NA    Sole
Idun Pharmaceuticals   Series B-1 Cvt. Pfd.               1,582     772   SH          Sole                    NA    Sole
Imclone Systems               Common         45245W109   12,611     147   SH          Sole                    NA    Sole
Impax Laboratories            Common         45256B101   13,182     680   SH          Sole                    NA    Sole
I-Trax                  Series A Cvt. Pfd.                4,000     160   SH          Sole                    NA    Sole
IVAX                          Common         465823102   13,060     544   SH          Sole                    NA    Sole
King Pharmaceuticals          Common         495582108    3,321     290   SH          Sole                    NA    Sole
Kosan Biosciences             Common         50064W107    7,499     949   SH          Sole                    NA    Sole
Lexicon Genetics              Common         528872104    6,625     845   SH          Sole                    NA    Sole
Masimo                  Series D Cvt. Pfd.                3,190     290   SH          Sole                    NA    Sole
Masimo Labs                 Restricted                        3     290   SH          Sole                    NA    Sole
MedImmune                     Common         584699102   12,308     526   SH          Sole                    NA    Sole
Millennium
 Pharmaceuticals              Common         599902103    5,796     420   SH          Sole                    NA    Sole
Neurocrine Biosciences        Common         64125C109    9,349     180   SH          Sole                    NA    Sole
OmniSonics Medical
 Technologies           Series B Cvt. Pfd.                3,635   2,721   SH          Sole                    NA    Sole
OmniSonics Medical
 Technologies           Series C Cvt. Pfd.                3,000   2,580   SH          Sole                    NA    Sole
Orthovita                     Common         68750U102    8,738   1,700   SH          Sole                    NA    Sole
Par Pharmaceutical
 Companies                    Common         69888P106    6,162     175   SH          Sole                    NA    Sole

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
      COLUMN 1              COLUMN 2       COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6        COLUMN 7     COLUMN 8
---------------------- ------------------- ---------  -------- ------- -------- ---- -------------------- -------- ----------------
                                                                                         INVESTMENT
                                                                                         DISCRETION
                                                                                            (B)
                                                                                          SHARED-
                                                                                            AS                     VOTING AUTHORITY
                                                                SHARES                     DEFINED   (C)                (SHARES)
    NAME OF ISSUER       TITLE OF CLASS      CUSIP      VALUE     OR      SH/    PUT/ (A)    IN    SHARED-  OTHER   (A)   (B)   (C)
                                                       (x$1000) PRN AMT   PRN    CALL SOLE INST. V  OTHER  MANAGERS SOLE SHARED NONE
---------------------- ------------------- ---------- --------- ------- -------- ---- -------------------- -------- ---- ------ ----
Pfizer                        Common        717081103    15,255     445   SH          Sole                    NA    Sole
Pharmacyclics                 Common        716933106     3,865     380   SH          Sole                    NA    Sole
PHT                     Series D Cvt. Pfd.                7,000   8,974   SH          Sole                    NA    Sole
PHT                     Series E Cvt. Pfd.                1,178   1,510   SH          Sole                    NA    Sole
Pozen                         Common        73941U102     3,311     484   SH          Sole                    NA    Sole
Raven Biotechnologies   Series B Cvt. Pfd.                2,515   3,030   SH          Sole                    NA    Sole
Raven Biotechnologies   Series C Cvt. Pfd.                3,886   4,682   SH          Sole                    NA    Sole
Rigel Pharmaceuticals         Common        766559603     2,354     166   SH          Sole                    NA    Sole
Sangamo Biosciences           Common        800677106     1,400     233   SH          Sole                    NA    Sole
Senomyx                     Restricted      81724Q107     6,696   1,429   SH          Sole                    NA    Sole
Sirna Therapeutics          Restricted                    1,990     677   SH          Sole                    NA    Sole
Songbird Hearing            Restricted                        3     348   SH          Sole                    NA    Sole
Syntiro Healthcare
 Services                   Restricted                        5     510   SH          Sole                    NA    Sole
Telik                         Common        87959M109    17,369     728   SH          Sole                    NA    Sole
Teva Pharmaceutical
 Industries ADR               Common        881624209    10,665     159   SH          Sole                    NA    Sole
Theravance                  Restricted                    6,176     686   SH          Sole                    NA    Sole
Therion Biologics            C-2 Units                      100      56   SH          Sole                    NA    Sole
Therion Biologics           Restricted                        4     374   SH          Sole                    NA    Sole
Therion Biologics       Series A Cvt. Pfd.                  141      78   SH          Sole                    NA    Sole
Therion Biologics       Series B Cvt. Pfd.                  720     400   SH          Sole                    NA    Sole
Therion Biologics       Series C Cvt. Pfd.                1,223     680   SH          Sole                    NA    Sole
Therion Biologics        Sinking Fund Pfd.                    1      65   SH          Sole                    NA    Sole
TherOx                      Bridge Note                     334     334   PRN         Sole                    NA    Sole
TherOx                  Series H Cvt. Pfd.                1,609   1,087   SH          Sole                    NA    Sole
Triad Therapeutics      Series A Cvt. Pfd.                    3   2,900   SH          Sole                    NA    Sole
Triad Therapeutics      Series B Cvt. Pfd.                    1     875   SH          Sole                    NA    Sole
Triad Therapeutics      Series C Cvt. Pfd.                  300   2,000   SH          Sole                    NA    Sole
Tularik                       Common        899165104    10,054     405   SH          Sole                    NA    Sole
United Therapeutics           Common        91307C102     5,694     222   SH          Sole                    NA    Sole
Vivus                         Common        928551100     3,966   1,090   SH          Sole                    NA    Sole
VNUS Medical
 Technologies           Series E Cvt. Pfd.                7,000   1,367   SH          Sole                    NA    Sole
WebMD                         Common        94769M105    11,720   1,258   SH          Sole                    NA    Sole
Xanthus Life Sciences   Series B Cvt. Pfd.                3,500   3,500   SH          Sole                    NA    Sole
Zyomyx                      Restricted                        5     500   SH          Sole                    NA    Sole
Zyomyx                  Series A Cvt. Pfd.                  500     500   SH          Sole                    NA    Sole
Zyomyx                  Series B Cvt. Pfd.                    1       1   SH          Sole                    NA    Sole
COLUMN TOTALS                                         $ 464,716 103,120